Cover	Oct. 13, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	CINEDIGM CORP.
Entity Central Index Key	0001173204
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false